Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	DIGATRADE FINANCIAL CORP.
Entity Central Index Key	0001369128
Document Type	20-F/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	This amendment is being filed to update information in the document.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018